Related Party Transactions	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Related Party Transaction [Line Items]
Related Party Transactions
Related Party Transactions

Vencore pays an annual management fee to certain equity owners equal to the greater of $2.0 million or 3% of the Vencore’s Consolidated Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”), as defined in the Company’s First Lien and Second Lien agreements. Vencore paid $3.5 million in 2015 related to the annual management fee obligation. Prior to 2016, the annual management fee was not to exceed $3.5 million; however with the amendment of the original first lien and second lien credit agreements in June 2016, this cap was removed. See “Note 18 - Long‑term Debt and Interest Rate Swap” for additional information on the debt refinancing transaction. Vencore paid $3.7 million in 2016 related to the annual management fee obligation. Vencore’s obligation for 2017 was $3.4 million, of which $2.0 million was paid as of December 31, 2016 with the remainder to be paid in April 2018.

Keypoint reported $1.0 million as financial and operational advisory fees to certain equity owners during 2016 and 2017. For the year ended December 31, 2017, Keypoint paid $2.5 million to certain equity owners for support related to the $215.0 million term loan financing. No payments to equity owners were made in the three months ended March 30, 2018.

In 2015, Vencore paid $0.5 million to certain equity owners for other services. In 2016, Vencore paid $3.0 million to certain equity owners for support related to debt restructuring.

Additionally, two of Vencore’s equity owners, TCW/Crescent Mezzanine, LLC (whose affiliates collectively own 3% of the Class A Membership Interests in The SI Organization Holdings LLC) and DLJ Investment Partners (whose affiliates collectively own 1% of the Class A Membership Interests in The SI Organization Holdings LLC) each held a portion of Vencore’s $175.0 million aggregate principal amount of 11.5% senior subordinated notes (see “Note 18 - Long‑term Debt and Interest Rate Swap”), which were extinguished during the year ended December 31, 2016.

Two members of Vencore’s Strategic Advisory Board were affiliated with companies that provide consulting services to the Company. Payments to those companies amounted to $40,000 during 2015. Of those amounts, the Chertoff Group (affiliated with Charles Allen) and JKH Consulting (affiliated with Jeffrey Harris) received $20,000 each respectively.

Members of the Board of Managers of The SI Organization Holdings LLC received $37,000, $22,500, and $42,500 of fees for service on that Board during 2015, 2016, and 2017, respectively. During the three months ended March 31, 2017, members of the Board of Managers received $12,500 of fees for services. No payments have been made for the three months ended March 30, 2018.

Truven Health Analytics, which was previously controlled by Veritas Capital, provides contract labor to Vencore. Payments to Truven Health Analytics amounted to $0.2 million and $0.1 million during 2015, and 2016, respectively. No payments were made in 2017.